Expenses - Summary of expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Loss before income tax includes the following specific
Scientific Advisory Board costs	$ 31
Employee benefits expense- salaries & wages and staff benefits	2,250	$ 1,665	$ 336
Employee benefits expense- superannuation	29	25	26
Employee benefits expense- share based payments	702	365	8
Amortisation	1,869	1,869	1,265
Net foreign exchange loss	46	(2,154)	409
Minimum lease payments	152	73	93
Defined contribution superannuation expense	131	138	138
Chinese With-Holding Tax incurred on license transaction			931
Chinese Value Added Tax incurred on license transaction			538
Total other expenses			1,469
Total research & development (excluding amortisation)	13,695	18,300	13,276
Total research & development	15,564	20,169	14,541
Employee benefits expense G&A
- salaries & wages and staff benefits	1,467	1,674	1,011
- superannuation	102	129	112
- share based payments	457	1,310	552
Total employee benefits expense G&A	2,026	3,113	1,675
EVT-801 program costs [member]
Loss before income tax includes the following specific
Research and development	5,060	2,520	1,073
Cantrixil program costs [member]
Loss before income tax includes the following specific
Research and development	5	12	429
Paxalisib program costs [member]
Loss before income tax includes the following specific
Research and development	5,618	13,713	11,404
Paxalisib licensing agreement [member]
Loss before income tax includes the following specific
Amortisation	1,084	1,084	1,084
Evotec Licensing Agreement [member]
Loss before income tax includes the following specific
Amortisation	$ 785	$ 785	$ 181